Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

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www.faegredrinker.com

January 12, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares® Trust

(File Nos. 333-173967 and 811-22555) (the “Registrant”)

Dear Sir or Madam:

On behalf of the Registrant, I hereby transmit for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplements dated December 23, 2020 for the (i) FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and FlexShares® High Yield Value-Scored Bond Index Fund; and (ii) FlexShares® Ready Access Variable Income Fund and FlexShares® Core Select Bond Fund filed pursuant to Rule 497(e) on December 23, 2020 (accession number: 0001193125-20-324723).

Questions and comments may be directed to the undersigned at (215) 988-1146, or in my absence, Veena K. Jain at (312) 569-1167.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Copy to:	Peter K. Ewing Himanshu S. Surti Jose J. Del Real, Esq. Veena K. Jain, Esq.